Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Cost	The following table sets forth the components of the Company’s lease cost for the year ended March 31, 2024 and 2023.
	March 31,
	2024	2023
Finance lease cost:
Depreciation of asset under finance lease	$68	$106
Interest on lease liabilities (included in interest expense in the statements of operations)	34	54
Total finance lease cost	$102	$160
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	$2,203	$1,716
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	504	7
Operating lease cost	$2,707	$1,723

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,322	$1,683
Financing cash flows from finance leases	86	523
Total cash paid for amounts included in measurement of lease liabilities	$2,408	$2,206

Schedule of Right of Use Assets and Lease Liabilities	The following table sets forth the Company’s right of use assets and lease liabilities as of March 31, 2024 and 2023:
	March 31,
	2024	2023
Finance lease assets (included in Property and equipment-see Note 4)	$519	$402
Operating lease right of use assets	$3,406	$3,128

Finance lease liabilities
Non-current liabilities	$251	$235
Current liabilities	70	78
Total Finance lease liabilities	$321	$313
Operating lease liabilities
Non-current liabilities	$1,501	$1,393
Current liabilities	1,989	1,639
Total operating lease liabilities	$3,490	$3,032

Schedule of Leases
	March 31, 2024	March 31, 2023
Weighted average lease term (Years)
Finance leases	2.8	2.8
Operating leases	1.6	1.8
Weighted average discount rate
Finance leases	4.4%	3.9%
Operating leases	5.6%	3.0%

Schedule of Net Minimum Lease Payments	Present value of the net minimum lease payments as of March 31, 2024:
Future minimum lease payments	Finance Leases	Operating Leases
2025	$81	$2,104
2026	83	1,060
2027	75	336
2028	62	141
2029	12	18
Thereafter	58	—
Total minimum lease payments	371	3,659
Less: amount representing interest	(50)	(169)
Present value of net minimum lease payments	$321	$3,490